Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	SAP SE
Entity Central Index Key	0001000184
Amendment Flag	false
SAP America, Inc. 401(k) Plan
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Amendment Flag	false